Label	Element	Value
Innovator Growth Accelerated Plus ETF® - April | Invesco QQQ Trust Series 1, Expiration: 03/31/2027; Exercise Price: $5.78 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	105.50%
Innovator Growth Accelerated Plus ETF® - April | Invesco QQQ Trust Series 1, Expiration: 03/31/2027; Exercise Price: $577.18 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	42.20%
Innovator Growth Accelerated Plus ETF® - April | Invesco QQQ Trust Series 1, Expiration: 03/31/2027; Exercise Price: $621.05 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(47.80%)